Variable interest entities - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	$ 405,783	$ 444,438	$ 469,633
Liabilities	364,933	401,047
Variable Interest Entity, Not Primary Beneficiary | Debt Securities
Variable Interest Entity [Line Items]
Assets	0	189
Liabilities	0	0
Maximum loss exposure	0	189
Variable Interest Entity, Not Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Assets	2,235	2,385
Liabilities	614	543
Maximum loss exposure	$ 2,850	$ 2,946